Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.69%
Brazil: 3.77%
Banco BTG Pactual SA (Financials, Capital markets)	421,972	$2,351,730
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	180,500	2,920,900
Embraer SA ADR (Industrials, Aerospace & defense)†	74,584	3,055,707
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	380,799	4,912,307
		13,240,644
China: 26.41%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	1,014,800	12,448,024
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	303,400	3,227,944
Baidu, Inc. Class A (Communication services, Interactive media & services)†	159,344	1,801,620
China Construction Bank Corp. Class H (Financials, Banks)	3,062,000	2,491,596
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	789,500	4,342,314
China Resources Land Ltd. (Real estate, Real estate management & development)	907,500	2,762,428
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,278,000	1,875,872
Chinasoft International Ltd. (Information technology, IT services)	2,628,000	1,773,346
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	766,500	2,088,349
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	259,200	1,764,388
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	2,268,400	2,066,151
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	559,454	1,660,586
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	1,066,500	1,742,887
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	292,500	1,814,290
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	916,978	3,532,995
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	174,600	3,551,507
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	271,558	2,770,791
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	866,900	2,762,053
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	586,302	4,128,039
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	337,100	1,830,979
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	91,100	2,929,832
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	333,900	2,515,551
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	1,485,200	3,927,966
Tencent Holdings Ltd. (Communication services, Interactive media & services)	328,500	17,284,087
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	1,520,000	2,317,455
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	1,327,000	1,635,172
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	95,700	1,687,727
		92,733,949
Greece: 0.57%
Piraeus Financial Holdings SA (Financials, Banks)	440,714	1,993,990
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Hong Kong: 1.55%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,492,000	$2,377,972
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	2,552,000	3,077,836
		5,455,808
Hungary: 0.97%
OTP Bank Nyrt (Financials, Banks)	31,434	1,944,803
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	55,872	1,447,004
		3,391,807
India: 16.35%
360 ONE WAM Ltd. (Financials, Capital markets)	382,279	4,434,296
Ashok Leyland Ltd. (Industrials, Machinery)	1,181,100	2,943,429
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	32,757	3,337,138
DLF Ltd. (Real estate, Real estate management & development)	347,811	2,976,604
Embassy Office Parks REIT (Real estate, Office REITs)	1,307,979	5,581,967
GAIL India Ltd. (Utilities, Gas utilities)	1,731,004	3,517,866
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	124,058	2,402,707
Infosys Ltd. (Information technology, IT services)	369,183	8,033,168
LIC Housing Finance Ltd. (Financials, Financial services)	542,906	3,733,650
Nexus Select Trust (Real estate, Retail REITs)	1,554,438	2,488,070
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	2,038,558	1,884,917
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	510,649	3,428,974
Power Finance Corp. Ltd. (Financials, Financial services)	944,653	4,580,078
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,478,750	5,135,330
Shriram Finance Ltd. (Financials, Consumer finance)	472,695	2,957,281
		57,435,475
Indonesia: 1.50%
Bank Mandiri Persero Tbk. PT (Financials, Banks)	7,979,700	2,931,919
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	3,308,900	2,334,500
		5,266,419
Luxembourg: 0.47%
Ternium SA ADR (Materials, Metals & mining)	55,128	1,653,840
Malaysia: 1.54%
CIMB Group Holdings Bhd. (Financials, Banks)	1,824,600	3,275,401
Tenaga Nasional Bhd. (Utilities, Electric utilities)	699,500	2,132,167
		5,407,568
Mexico: 1.29%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	16,015	1,366,400
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	266,700	1,851,275
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	500,091	1,302,718
		4,520,393
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Peru: 0.55%
Credicorp Ltd. (Financials, Banks)	10,529	$1,927,860
Philippines: 0.49%
Bank of the Philippine Islands (Financials, Banks)	865,927	1,723,754
Poland: 1.10%
Bank Polska Kasa Opieki SA (Financials, Banks)	62,992	2,471,046
Budimex SA (Industrials, Construction & engineering)	11,925	1,396,337
		3,867,383
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 3.02%
Al Rajhi Bank (Financials, Banks)	123,707	3,262,666
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	301,982	4,661,732
Saudi Awwal Bank (Financials, Banks)	280,802	2,689,695
		10,614,093
Singapore: 1.48%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	271,200	2,044,324
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,295,000	3,164,154
		5,208,478
South Africa: 4.24%
Absa Group Ltd. (Financials, Banks)	162,717	1,617,023
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	245,157	3,344,346
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	246,373	1,874,321
Gold Fields Ltd. ADR (Materials, Metals & mining)	194,944	3,300,402
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	10,920	2,302,265
Standard Bank Group Ltd. (Financials, Banks)	210,563	2,455,977
		14,894,334
South Korea: 7.41%
Coway Co. Ltd. (Consumer discretionary, Household durables)	32,697	1,729,703
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	57,047	1,535,934
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	16,734	1,940,575
KB Financial Group, Inc. (Financials, Banks)	77,627	4,863,432
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	56,938	1,812,994
Kia Corp. (Consumer discretionary, Automobiles)	63,142	4,405,912
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	217,713	1,572,241
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	172,211	6,150,295
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	52,667	2,005,516
		26,016,602
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Taiwan: 18.59%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	454,000	$2,356,490
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,320,000	2,661,488
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	145,000	1,632,885
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	179,000	2,332,376
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	470,000	2,115,334
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	289,000	1,543,154
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	30,000	2,479,086
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	160,000	6,929,124
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	291,000	2,307,086
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,087,000	36,276,544
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	1,166,000	1,890,077
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	770,000	2,758,055
		65,281,699
Thailand: 0.50%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	2,500,100	1,744,687
Turkey: 0.56%
Akbank TAS (Financials, Banks)	1,080,210	1,952,327
United Arab Emirates: 1.76%
Emaar Properties PJSC (Real estate, Real estate management & development)	722,286	2,651,014
Lulu Retail Holdings PLC (Consumer staples, Consumer staples distribution & retail)†	3,961,201	1,962,779
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)†	4,104,619	1,586,845
		6,200,638
United States: 0.57%
Southern Copper Corp. (Materials, Metals & mining)	21,715	1,989,528
Total common stocks (Cost $259,649,317)		332,521,276

Dividend rate
Preferred stocks: 1.95%
Brazil: 0.45%
Itau Unibanco Holding SA (Financials, Banks)	0.00	275,900	1,596,184
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Portfolio of investments—January 31, 2025 (unaudited)

	Dividend rate	Shares	Value
South Korea: 1.50%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.25	179,411	$5,265,798
Total preferred stocks (Cost $7,917,497)			6,861,982

		Yield
Short-term investments: 3.53%
Investment companies: 3.53%
Allspring Government Money Market Fund Select Class♠∞		4.32%	12,384,012	12,384,012
Total short-term investments (Cost $12,384,012)				12,384,012
Total investments in securities (Cost $279,950,826)	100.17%			351,767,270
Other assets and liabilities, net	(0.17)			(594,781)
Total net assets	100.00%			$351,172,489

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with a current value of $0 (original a cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,924,522	$23,586,443	$(22,126,953)	$0	$0	$12,384,012	12,384,012	$102,862
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$13,240,644	$0	$0	$13,240,644
China	0	92,733,949	0	92,733,949
Greece	0	1,993,990	0	1,993,990
Hong Kong	0	5,455,808	0	5,455,808
Hungary	0	3,391,807	0	3,391,807
India	4,890,777	52,544,698	0	57,435,475
Indonesia	2,334,500	2,931,919	0	5,266,419
Luxembourg	1,653,840	0	0	1,653,840
Malaysia	0	5,407,568	0	5,407,568
Mexico	4,520,393	0	0	4,520,393
Peru	1,927,860	0	0	1,927,860
Philippines	1,723,754	0	0	1,723,754
Poland	0	3,867,383	0	3,867,383
Russia	0	0	0	0
Saudi Arabia	4,661,732	5,952,361	0	10,614,093
Singapore	0	5,208,478	0	5,208,478
South Africa	9,247,723	5,646,611	0	14,894,334
South Korea	0	26,016,602	0	26,016,602
Taiwan	0	65,281,699	0	65,281,699
Thailand	1,744,687	0	0	1,744,687
Turkey	0	1,952,327	0	1,952,327
United Arab Emirates	3,549,624	2,651,014	0	6,200,638
United States	1,989,528	0	0	1,989,528
Preferred stocks
Brazil	1,596,184	0	0	1,596,184
South Korea	0	5,265,798	0	5,265,798
Short-term investments
Investment companies	12,384,012	0	0	12,384,012
Total assets	$65,465,258	$286,302,012	$0	$351,767,270
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 7